Investment in joint ventures and associates_Entities not applied for equity method of accounting with ownership ratio exceeding twenty percent (Details) - shares		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Orient Shipyard Co Ltd
Disclosure of entities not applied for equity method of accounting with ownership ratio exceeding twenty percent [Line Items]
Number of shares owned		464,812	464,812
Ownership		21.40%	21.40%
Description of reasons why presumption that interest of more than twenty percent in associate is overcome	[1]	Even though the Group's ownership interest of the entity is more than 20%, the Group does not have significant influence over the entity since it is going through work-out process under receivership, thus it is excluded from the investment in joint ventures and associates.	Even though the Group's ownership interest of the entity is more than 20%, the Group does not have significant influence over the entity since it is going through work-out process under receivership, thus it is excluded from the investment in joint ventures and associates.
Saenuel Co Ltd
Disclosure of entities not applied for equity method of accounting with ownership ratio exceeding twenty percent [Line Items]
Number of shares owned		3,531	3,531
Ownership		37.40%	37.40%
Description of reasons why presumption that interest of more than twenty percent in associate is overcome	[1]	Even though the Group's ownership interest of the entity is more than 20%, the Group does not have significant influence over the entity since it is going through work-out process under receivership, thus it is excluded from the investment in joint ventures and associates.	Even though the Group's ownership interest of the entity is more than 20%, the Group does not have significant influence over the entity since it is going through work-out process under receivership, thus it is excluded from the investment in joint ventures and associates.
E mirae Tech Co Ltd
Disclosure of entities not applied for equity method of accounting with ownership ratio exceeding twenty percent [Line Items]
Number of shares owned		7,837	7,696
Ownership		41.80%	41.00%
Description of reasons why presumption that interest of more than twenty percent in associate is overcome	[1]	Even though the Group's ownership interest of the entity is more than 20%, the Group does not have significant influence over the entity since it is going through work-out process under receivership, thus it is excluded from the investment in joint ventures and associates.	Even though the Group's ownership interest of the entity is more than 20%, the Group does not have significant influence over the entity since it is going through work-out process under receivership, thus it is excluded from the investment in joint ventures and associates.
Jehin Trading Co Ltd
Disclosure of entities not applied for equity method of accounting with ownership ratio exceeding twenty percent [Line Items]
Number of shares owned		83,056	81,610
Ownership		27.70%	27.30%
Description of reasons why presumption that interest of more than twenty percent in associate is overcome	[1]	Even though the Group's ownership interest of the entity is more than 20%, the Group does not have significant influence over the entity since it is going through work-out process under receivership, thus it is excluded from the investment in joint ventures and associates.	Even though the Group's ownership interest of the entity is more than 20%, the Group does not have significant influence over the entity since it is going through work-out process under receivership, thus it is excluded from the investment in joint ventures and associates.
The Season Company Co., Ltd.
Disclosure of entities not applied for equity method of accounting with ownership ratio exceeding twenty percent [Line Items]
Number of shares owned		18,283	18,187
Ownership		30.30%	30.10%
Description of reasons why presumption that interest of more than twenty percent in associate is overcome	[1]	Even though the Group's ownership interest of the entity is more than 20%, the Group does not have significant influence over the entity since it is going through work-out process under receivership, thus it is excluded from the investment in joint ventures and associates.	Even though the Group's ownership interest of the entity is more than 20%, the Group does not have significant influence over the entity since it is going through work-out process under receivership, thus it is excluded from the investment in joint ventures and associates.
Yuil PESC Co Ltd
Disclosure of entities not applied for equity method of accounting with ownership ratio exceeding twenty percent [Line Items]
Number of shares owned		8,642	8,642
Ownership		24.00%	24.00%
Description of reasons why presumption that interest of more than twenty percent in associate is overcome	[1]	Even though the Group's ownership interest of the entity is more than 20%, the Group does not have significant influence over the entity since it is going through work-out process under receivership, thus it is excluded from the investment in joint ventures and associates.	Even though the Group's ownership interest of the entity is more than 20%, the Group does not have significant influence over the entity since it is going through work-out process under receivership, thus it is excluded from the investment in joint ventures and associates.
CL Tech Co Ltd
Disclosure of entities not applied for equity method of accounting with ownership ratio exceeding twenty percent [Line Items]
Number of shares owned		13,759	13,759
Ownership		38.60%	38.60%
Description of reasons why presumption that interest of more than twenty percent in associate is overcome	[1]	Even though the Group's ownership interest of the entity is more than 20%, the Group does not have significant influence over the entity since it is going through work-out process under receivership, thus it is excluded from the investment in joint ventures and associates.	Even though the Group's ownership interest of the entity is more than 20%, the Group does not have significant influence over the entity since it is going through work-out process under receivership, thus it is excluded from the investment in joint ventures and associates.

[1]	Even though the Group's ownership interest of the entity is more than 20%, the Group does not have significant influence over the entity since it is going through work-out process under receivership, thus it is excluded from the investment in joint ventures and associates.